Fair Value Measurement - Summary of Quantitative Information About The Significant Unobservable Inputs (Details) - Level 3 Inputs - Recurring Basis		Dec. 31, 2025	Dec. 31, 2024
Expected Future Recovery Rates | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	[1]	0.02	0.026
Expected Future Recovery Rates | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	[1]	0.02	0.026
Expected Future Recovery Rates | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	[1]	0.02	0.026
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	[2]	0.014	0.013
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	[2]	0.081	0.099
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	[2]	0.05	0.059
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities		0.075	0.075
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities		0.075	0.075
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities		0.075	0.075

[1]	Expressed as a percentage of the principal balance of the loans acquired/purchased.
[2]	Expressed as a percentage of the outstanding principal balance of the loans.